Equity (Tables)	6 Months Ended
Dec. 31, 2024
Equity
Summary of restricted share grants

The summary of restricted share grants is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

Weighted
Average
		Grant Date	Aggregate
		Fair Value	Intrinsic
	Shares	Per Share	Value
Unvested as of June 30, 2022	—	$—	$—
Granted	13,169	$5.11	$—
Forfeited	—	$—	$—
Vested	(13,169)	$5.11	$—
Unvested as of June 30, 2023	—	$—	$—
Granted	60,575	$2.14	$—
Forfeited	(26,335)	$2.14	$—
Vested	(34,240)	$2.14	$—
Unvested as of June 30, 2024	—	$—	$—
Granted	—	$—	$—
Forfeited	—	$—	$—
Vested	—	$—	$—
Unvested as of December 31, 2024 (unaudited)	—	$—	$—

Summary of warrant activity

The summary of warrant activity is as follows giving retroactive effect to the 1-to-30 Reverse Share Split effected on May 23, 2023:

				Weighted	Average
				Average	Remaining
	Warrants		Exercisable	Exercise	Contractual
	Outstanding		Shares	Price	Life
June 30, 2022	1,254,441		1,254,441	$29.91	4.76
Granted/Acquired	4,523,333		4,523,333	$1.3552	7.00
Forfeited	—		—	$—	—
Exercised	—		—	$—	—
June 30, 2023	5,777,774		5,777,774	$7.55	3.89
Granted/Acquired	1,070,719		1,070,719	$5.44	7.00
Cancellation (see Note 8)	(500,000)		(500,000)	$—	—
Exercised	(850,000)		(850,000)	$1.3552	—
June 30, 2024	5,498,493		5,498,493	$7.22	3.06
Granted/Acquired	—		—	$—	—
Forfeited	(156)		(156)	$90.00	—
Exercised	(1,228,000)	*	(1,228,000)	$—	—
December 31, 2024 (unaudited)	4,270,337		4,270,337	$7.22	5.23

*The 1,228,000 warrants were exercised into 708,424 ordinary shares on the cashless basis during the six months ended December 31, 2024.